SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	3 Months Ended
Mar. 31, 2022 USD ($)
Subsequent Event [Line Items]
Due to Related Parties	$ 382,646
Repayments of Related Party Debt	167,003
Due from Related Parties	$ 148,430